Federated Hermes Mid-Cap Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 1500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.95%	14.13%	12.79%
S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.93%	10.33%	9.68%
IS
Prospectus [Line Items]
Average Annual Return, Percent		13.67%	10.22%	9.47%
SS
Prospectus [Line Items]
Average Annual Return, Percent		13.42%	9.94%	9.20%
SS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.38%	6.17%	5.52%
SS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.16%	7.23%	6.50%
R6
Prospectus [Line Items]
Average Annual Return, Percent		13.64%	10.22%	9.43%

[1]	The S&P 1500® Index is a broad-based benchmark that represents approximately 90% of the market capitalization of U.S. stocks and is a broad measure of the U.S. equity market.
[2]	The S&P MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.